Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating activities
Net income	$ 135,713		$ 1,014,443		$ 68,275
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	36,871		85,524		70,286
Amortization of financing costs and debt guarantee	1,120		1,900		1,484
Equity in net (earnings) losses of affiliates	(15,821)		609		1,900
Gain on disposal of Golar Maria (including amortization of deferred gain)	(65,619)		0		0
Gain on loss of control	0		853,996		0
Gain on business acquisition	0		4,084		0
Loss on disposal of fixed assets	0		151		0
Dividend income from available-for-sale and cost investments recognized in operating income	(30,960)		0		0
Proceeds from dividends received	64,198		125		0
Loss (gain) on disposal of available-for-sale securities	754		0		(541)
Gain on sale of high yield bond in Golar Partners	(841)		0		0
Compensation cost related to stock options	500		1,357		1,970
Net foreign exchange (gain) losses	(277)		11,905		1,669
Amortization of deferred tax benefits on intra-group transfers	3,487		7,257		6,687
Impairment of long-term assets	500		500		500
Drydocking expenditure	(4,248)		(20,939)		(19,773)
Interest element included in obligations under capital leases	0		401		898
Trade accounts receivable	304		2,256		5,245
Inventories	(10,137)		167		2,479
Prepaid expenses, accrued income and other assets	(50,877)		(7,600)		(3,721)
Trade accounts payable	2,525		(520)		(12,804)
Accrued expenses	3,349		10,668		8,082
Other current liabilities (1)	658	[1]	(779)	[1]	(2,250)	[1]
Net cash provided by operating activities	67,722		233,810		116,608
Amounts due from/to related companies	3,497		(1,021)		(404)
Investing activities
Additions to vessels and equipment	(802)		(97,228)		(99,082)
Additions to newbuildings	(733,353)		(245,759)		(190,100)
Investment in subsidiary, net of cash acquired	0		(19,438)		0
Cash effect of the deconsolidation of Golar Partners	0		(85,467)		0
Vendor refinancing - loan repayment from Golar Partners	0		155,000		0
Investment in affiliates	0		0		(4,152)
Proceeds from disposal of investments in available-for-sale securities	99,210		0		901
Payments to Acquire Available-for-sale Securities	(12,400)		(173)		0
Payments to Acquire Investments	(5,649)		0		0
Short-term loan granted to third party	(11,960)		0		0
Repayment of short-term loan granted to third party	2,469		0		0
Proceeds of sale of Golar maria to Golar Partners	119,927		0		0
Proceeds from sale of high yield bond	34,483		0		0
Short-term loan to Golar Partners	(20,000)		0		0
Repayment of short-term loan granted to Golar Partners	20,000		0		0
Proceeds from disposal of fixed assets	0		40		0
Restricted cash and short-term investments	(24,992)		2,325		(6,211)
Net cash used in investing activities	(533,067)		(290,700)		(298,644)
Financing activities
Proceeds from short-term debt	0		0		23,600
Proceeds from long-term debt (including related parties)	306,358		642,241		80,000
Repayments of obligations under capital leases	0		(6,288)		(6,054)
Repayments of long-term debt (including related parties)	(9,400)		(325,166)		(105,750)
Repayments of short-term debt	0		0		(23,600)
Financing costs paid	(22,612)		(7,842)		0
Cash dividends paid	(108,976)		(175,904)		(65,022)
Non-controlling interest dividends	0		(32,082)		(12,532)
Proceeds from exercise of share options (including disposal of treasury shares)	608		2,613		13,845
Proceeds from issuance of equity in Golar Partners to non-controlling interests	0		317,119		287,795
Acquisition of non-controlling interests	0		0		(108,050)
Net cash provided by financing activities	165,978		414,691		84,232
Net (decrease) increase in cash and cash equivalents	(299,367)		357,801		(97,804)
Cash and cash equivalents at beginning of period	424,714		66,913		164,717
Cash and cash equivalents at end of period	125,347		424,714		66,913
Cash paid during the year for:
Interest paid, net of capitalized interest	0		35,798		30,727
Income taxes paid	$ 1,322		$ 1,671		$ 2,426

[1]	(1) Includes accretion of discount on convertible bonds of $4.7 million, $4.0 million and $nil for the years ended December 31, 2013, 2012 and 2011, respectively.